Consolidated Balance Sheets (Parentheticals)	Sep. 30, 2025 $ / shares shares	Sep. 30, 2024 ¥ / shares shares
Class A Ordinary Shares
Ordinary shares, par value per share (in Dollars per share and Yuan Renminbi per share) | (per share)	$ 0.0000001	¥ 0.0000001
Ordinary shares, shares authorized (in Shares)	4,374,500,000,000,000	4,195,000,000
Ordinary shares, shares issued (in Shares)	111,851,094,785	731,178,920
Ordinary shares, shares outstanding (in Shares)	111,851,094,785	731,178,920
Class B Ordinary Shares
Ordinary shares, par value per share (in Dollars per share and Yuan Renminbi per share) | (per share)	$ 0.0000001	¥ 0.0000001
Ordinary shares, shares authorized (in Shares)	625,000,000,000,000	600,000,000
Ordinary shares, shares issued (in Shares)	11,863,927,890	63,927,890
Ordinary shares, shares outstanding (in Shares)	11,863,927,890	63,927,890